Arrangements with third party vendors to operate certain production facilities (Details Textual) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Reimbursement Revenue	¥ 278	$ 43	¥ 431	¥ 180